UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  623 Fifth Avenue, 16th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        January 23, 2007
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          25

Form 13F Information Table Value Total:  $ 150,909 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AMKOR TECHNOLOGY INC	     COM		031652100 757	  81000	    SH		      SOLE		  81000	      0	     0
ARVINMERITOR INC	     CV 4.625% 3/26	043353AF8 13529   12000000  PRN		      SOLE		  12000000    0	     0
AUTOZONE INC		     COM		053332102 5790    50100	    SH		      SOLE		  50100	      0	     0
AUTOZONE INC		     COM 		053332102 5778	  50000	    SH	     PUT      SOLE		  0	      0	 50000
CHESAPEAKE CORP		     CV 2.75% 11/35	165167BW6 12191   12000000  PRN		      SOLE		  12000000    0	     0
CHARTER COMMUNICATIONS INC   CV 5.875% 11/09    16117MAE7 4289    3000000   PRN		      SOLE		  3000000     0      0
FORD MOTOR CO		     CV 4.25% 12/36     345370CF5 32130   30000000  PRN               SOLE		  30000000    0      0
GENERAL MOTORS CORP	     CV PFD		370442733 10598   500000    SH		      SOLE		  500000      0      0
GENERAL MOTORS CORP	     CV PFD 4.5%        370442741 6313    250000    SH		      SOLE		  250000      0      0
GENERAL MOTORS CORP	     CV PFD 6.25%       370442717 10284   450000    SH 		      SOLE		  450000      0      0
GOODYEAR TIRE & RUBBER CO    COM		382550101 160     7600	    SH		      SOLE		  7600	      0      0
GOODYEAR TIRE & RUBBER CO    COM 		382550101 3149	  150000    SH	     PUT      SOLE		  0           0 150000
GOODYEAR TIRE & RUBBER CO    CV 4% 6/34  	382550AR2 3616	  2000000   PRN		      SOLE		  2000000     0      0
LEXMARK INTL INC - A	     COM		529771107 1911	  26101	    SH	     	      SOLE		  26101       0      0
LEXMARK INTL INC - A	     COM 		529771107 1903    26000     SH       PUT      SOLE	          0           0  26000
LEVEL 3 COMMUNICATIONS	     CV 5.25% 12/11     52729NBF6 1563    1000000   PRN               SOLE		  1000000     0      0
MIRANT CORP NEW 	     WARRANT EXP 1/11   60467R126 25      1800      SH                SOLE                1800        0      0
MIRANT CORP NEW		     WARRANT EXP 1/11   60467R118 887     67400     SH                SOLE                67400       0      0
OMNICOM GROUP INC	     CV 0% 2/31		681919AK2 10275   10000000  PRN		      SOLE                10000000    0      0
SAKS INC		     COM 		79377W108 1782    100000    SH       PUT      SOLE                0           0 100000
SAKS INC		     COM 		79377W108 107     6000      SH       PUT      SOLE                0           0   6000
SAKS INC		     COM 		79377W108 1985    111400    SH       PUT      SOLE                0           0 111400
SAKS INC		     CV 2% 3/24         79377WAL2 10387   6750000   PRN               SOLE                6750000     0      0
SYBASE INC   		     CV 1.75% 2/25      871130AB6 8975    8000000   PRN               SOLE                8000000     0      0
TIME WARNER INC              CV 2.375% 4/26     887319AC5 2525    2000000   PRN 	      SOLE                2000000     0      0
